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March 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Seligman LaSalle Real Estate Fund Series, Inc.
         RiverSource LaSalle Global Real Estate Fund
         RiverSource LaSalle Monthly Dividend Real Estate Fund

    Post-Effective Amendment No. 14
    File Nos. 333-105799/811-21365
    Accession Number: 0000950123-10-019035

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 14 (Amendment). This Amendment was filed electronically on March 1, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.